Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current provision:
Federal					$ 20.4	$ 3.2	$ 5.7
States					5.6	(0.5)	3.2
International					12.6	10.0	7.2
Total current provision					38.6	12.7	16.1
Deferred provision:
Federal					(3.4)	0.4	0.9
States					0.3	(0.1)	0.3
International					(1.3)	1.3	0.0
Total deferred provision					(4.4)	1.6	1.2
Total provision for income taxes	$ 3.2	$ 6.3	$ 13.3	$ 16.7	34.2	14.3	17.3
Starz Business of Lions Gate Entertainment Corp
Current provision:
Federal					(69.6)	5.8	4.0
States					0.1	0.4	4.9
International					1.1	0.6	0.0
Total current provision					(68.4)	6.8	8.9
Deferred provision:
Federal					(45.4)	(22.5)	(2.7)
States					(15.1)	(2.6)	0.9
International					0.0	0.0	0.0
Total deferred provision					(60.5)	(25.1)	(1.8)
Total provision for income taxes			$ (8.6)	$ (89.1)	$ (128.9)	$ (18.3)	$ 7.1